Inventories (Tables)	6 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Components of Inventories	The components of inventories were as follows (in millions):

	June 30,	December 31,
	2015	2014
Raw materials	$71.5	$69.0
Work in process	28.0	33.0
Finished products	77.6	78.5

	$177.1	$180.5